Operating segment and geographic data - Concentration risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, net | Geographic concentration | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%	22.00%
Property, plant and equipment, net | Geographic concentration | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	11.00%
Property, plant and equipment, net | Geographic concentration | Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	11.00%
Revenue | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	24.00%	22.00%	20.00%
Revenue | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	15.00%
Revenue | Excludes Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%